Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Related Party Transaction [Line Items]
Interest expense-Deposits	₨ (175.5)	$ (2.7)	₨ (173.4)	₨ (285.3)
Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	17,556.2	269.6	12,430.9	11,366.4
Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	1,529.7	23.5	37.2	22.9
Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(6,298.7)	(96.7)	(4,987.9)	(3,794.7)
Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(27.4)	$ (0.4)	(33.0)	(28.1)
Principal Owner
Related Party Transaction [Line Items]
Interest expense-Deposits	(59.6)		(55.7)	(72.5)
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	2,642.7		2,074.5	1,788.3
Principal Owner | Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	132.8
Principal Owner | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(4,031.9)		(3,405.7)	(2,451.6)
Principal Owner | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(19.8)		(25.3)	(20.5)
Others
Related Party Transaction [Line Items]
Interest expense-Deposits	(115.9)		(117.7)	(212.8)
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	14,913.5		10,356.4	9,578.1
Others | Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	1,396.9		37.2	22.9
Others | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(2,266.8)		(1,582.2)	(1,343.1)
Others | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ (7.6)		₨ (7.7)	₨ (7.6)